STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Other reserves [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2017	$ 993	$ 138,170	$ (87)	$ 9	$ (82,048)	$ 57,037	$ 20,031	$ 77,068
Stock-based compensation		17				17		17
Issuance of shares upon exercise of stock options	1					1		1
Dividend to non-controlling interests							(2,067)	(2,067)
Other comprehensive income loss				(757)		(757)	(207)	(964)
Equity component of transaction with controlling shareholder				42		42		42
Net income (loss)					(2,781)	(2,781)	2,077	(704)
Balance at Dec. 31, 2018	994	138,187	(87)	(706)	(84,829)	53,559	19,834	73,393
Dividend to non-controlling interests							(2,227)	(2,227)
Other comprehensive income loss				247		247	283	530
Equity component of transaction with controlling shareholder				31		31		31
Net income (loss)					(1,993)	(1,993)	2,120	127
Balance at Dec. 31, 2019	994	138,187	(87)	(428)	(86,822)	51,844	20,010	71,854
Other comprehensive income loss				3,187		3,187	2,204	5,391
Net income (loss)					6,433	6,433	2,983	9,416
Balance at Dec. 31, 2020	$ 994	$ 138,187	$ (87)	$ 2,759	$ (80,389)	$ 61,464	$ 25,197	$ 86,661